NOTES PAYABLE	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6 – LINE OF CREDIT

Revolving Line of Credit - Gibraltar Business Capital Credit Facility

On July 28, 2023, the Company entered into a Loan and Security Agreement (the “Loan and Security Agreement”) with Gibraltar Business Capital (“GBC”) (the “GBC Credit Facility”). The Loan and Security Agreement provides the Company with a senior secured revolving loan facility for up to $15.0 million, which was increased by amendment, see below (the “Revolving Loan Commitment”). The revolving amount available under the GBC Credit Facility is equal to the lesser of the Revolving Loan Commitment and the borrowing base amount (as defined in the Loan and Security Agreement). The GBC Credit Facility is evidenced by a revolving note, which was to mature on July 28, 2025 (the “Maturity Date”), and was extended prior to maturity by amendment, see below (the “Revolving Note”). Concurrently, the Company entered into an Intellectual Property Security Agreement.

In addition, subject to conditions and terms set forth in the Loan and Security Agreement, the Company may request an increase in the Revolving Loan Commitment from time to time upon not less than 30 days’ notice to GBC which increase may be made at the sole discretion of GBC, as long as: (a) the requested increase is in a minimum amount of $1,000,000, and (b) the total increases do not exceed $5,000,000 and no more than five (5) increases are made. On January 30, 2024, the Company entered into Amendment No. 2 to the Loan and Security Agreement with GBC, pursuant to which, among other things, the Revolving Loan Commitment was increased to $16.0 million. Outstanding principal under the GBC Credit Facility accrues interest at Secured Overnight Financing Rate (“SOFR”, as defined in the Loan and Security Agreement) plus five and one half of one percent (5.50%) per annum with such interest payment due monthly on the last day of the month. In the event of default, the amounts due under the Loan and Security Agreement bear interest at a rate per annum equal to three percent (3.0%) above the rate that is otherwise applicable to such amounts. The Company paid GBC a non-refundable closing fee for the GBC Credit Facility of $112,500 upon the execution of the Loan and Security Agreement. In addition, the Company is required to pay a monthly unused line fee equal to one-half of one percent (0.50%) per annum on the difference between the Revolving Loan Commitment and the average outstanding principal balance of the revolving loan(s) for such month. The obligations under the GBC Credit Facility may be prepaid in whole or in part at any time upon an exit fee of (a) two percent (2.00%) of the Revolving Loan Commitment if the obligations are paid in full during the first year after the closing date, or (b) one percent (1.00%) of the Revolving Loan Commitment if the obligations are paid in full one year after the closing date, provided, that, the exit fee will be waived if such prepayment occurs in connection with the refinancing of the obligations with Bank of America, N.A., as lender.

On January 22, 2025, the Company entered into Amendment No. 4 to the Loan and Security Agreement (the “Fourth Amendment”) with GBC which amended certain terms of the Loan and Security Agreement, as amended, relating to the EBITDA Minimum financial covenant of the Company. In consideration for the Fourth Amendment, the Company agreed to pay GBC a non-refundable amendment fee of $50,000 in cash, as follows: (i) $25,000 paid on March 1, 2025, and (ii) $25,000 paid on April 1, 2025.

On July 16, 2025, the Company entered into Amendment No. 5 to the Loan and Security Agreement (the “Fifth Amendment”) with GBC which amended certain terms relating to the maturity date set forth under the Loan and Security Agreement, as amended. Pursuant to the Fifth Amendment, GBC and the Company agreed to amend the of the maturity date to August 31, 2025, unless otherwise extended pursuant to the terms of the Loan and Security Agreement, provided however, upon the occurrence of either (i) an extension of the due date of the Cleveland Note to a date no earlier than September 29, 2027, or (ii) the conversion of all of the outstanding obligations under the Cleveland Note into equity of the Company, the maturity date will automatically extend to July 31, 2027. In consideration for the Fifth Amendment, the Company agreed to pay GBC a non-refundable amendment fee of $112,500.

On September 4, 2025, the Company entered into Amendment No. 6 to the Loan and Security Agreement (the “Sixth Amendment”), with the effective date of August 31, 2025, which amended certain terms of the Loan Agreement, including (i) modifications to the EBITDA minimum financial covenant of the Company, and (ii) an extension of the maturity date from August 31, 2025 to September 15, 2025, subject to acceleration or further extension pursuant to the terms of the Loan Agreement. Upon the closing of the Private Placement on September 15, 2025, all the outstanding obligations under the Cleveland Note were applied in full towards satisfaction of the subscription by Cleveland in the Private Placement. Upon the conversion of all the outstanding obligations under the Cleveland Note into equity of the Company, the Maturity Date of the Loan and Security Agreement was automatically extended to July 31, 2027 according to the Fifth Amendment.

The loans and other obligations of the Company under the GBC Credit Facility are secured by substantially all of the tangible and intangible assets of the Company (including, without limitation, intellectual property) pursuant to the terms of both the July 31, 2023 Loan and Security Agreement and the Intellectual Property Security Agreement. During the nine months ended March 31, 2026, the Company’s multiple drawdowns and repayments under the GBC Credit Facility resulted in a net $7.9 million repayment. As of March 31, 2026, the outstanding balance under the GBC Credit Facility was approximately $5.7 million, with up to $10.3 million available for future borrowings, subject to borrowing base limitations. The Company’s borrowing base changes as qualified collateral fluctuates and, therefore, available funding under the GBC Credit Facility could be substantially lower. Additionally, as discussed in Note 1, on March 31, 2026, the Company determined that the Company failed to comply with the minimum EBITDA financial covenant for the trailing three-month period ended March 31, 2026 under the GBC Credit Facility, which resulted in an “event of default” under the GBC Credit Facility. The Company is working with GBC to negotiate an amendment to the GBC Credit Facility or otherwise obtain a waiver from GBC. GBC has allowed the Company to continue to have access to its line of credit under the GBC Credit Facility while negotiations continue, however, GBC can choose to limit this access at any time until the Company can successfully negotiate an amendment to the GBC Credit Facility or obtain a waiver from GBC.

NOTE 7 – NOTES PAYABLE

Revolving Line of Credit

Gibraltar Business Capital (“GBC”) Credit Facility

On July 28, 2023, the Company entered into a Loan and Security Agreement (the “Agreement”) with GBC. The Agreement provides the Company with a senior secured revolving loan facility for up to $15.0 million (the “Revolving Loan Commitment”). The revolving amount available under the GBC Credit Facility is equal to the lesser of the Revolving Loan Commitment and the borrowing base amount (as defined in the Agreement). The GBC Credit Facility is evidenced by a revolving note, which, as amended, matures on July 31, 2027  (the “Maturity Date”), unless extended, modified or renewed (the “Revolving Note”). Provided that there is no event of default, the Maturity Date can automatically be extended for a one-year period upon payment of a renewal fee for each such extension in the amount of three-quarters of one percent (0.75%) of the Revolving Loan Commitment, which fee will be due and payable on or before the applicable Maturity Date.

In addition, subject to conditions and terms set forth in the Agreement, the Company may request an increase in the Revolving Loan Commitment from time to time upon not less than 30 days’ notice to GBC which increase may be made at the sole discretion of GBC, as long as: (a) the requested increase is in a minimum amount of $1,000,000, and (b) the total increases do not exceed $5,000,000 and no more than five (5) increases are made. Outstanding principal under the GBC Credit Facility accrues interest at Secured Overnight Financing Rate (“SOFR”, as defined in the Agreement) plus five and one half of one percent (5.50%) per annum with such interest payment due monthly on the last day of the month. In the event of default, the amounts due under the Agreement bear interest at a rate per annum equal to three percent (3.0%) above the rate that is otherwise applicable to such amounts. The Company paid GBC a non-refundable closing fee for the GBC Credit Facility of $112,500 upon the execution of the Agreement. In addition, the Company is required to pay a monthly unused line fee equal to one-half of one percent (0.50%) per annum on the difference between the Revolving Loan Commitment and the average outstanding principal balance of the revolving loan(s) for such month. The obligations under the GBC Credit Facility may be prepaid in whole or in part at any time upon an exit fee of (a) two percent (2.00%) of the Revolving Loan Commitment if the obligations are paid in full during the first year after the closing date, or (b) one percent (1.00%) of the Revolving Loan Commitment if the obligations are paid in full one year after the closing date, provided, that, the exit fee will be waived if such prepayment occurs in connection with the refinancing of the obligations with Bank of America, N.A., as lender.

On November 2, 2023, the Company entered into the First Amendment to the Loan and Security Agreement (the “First Amendment”) with GBC, which amended certain definition of the Subordinated Debt referenced in the Loan and Security Agreement dated July 28, 2023 as Subordinated Debt owed by the Company to Cleveland Capital L.P. (“Cleveland”) pursuant to that certain Subordinated Unsecured Promissory Note, dated as of November 1, 2023, in the aggregate principal amount of $2,000,000.

On January 30, 2024, the Company entered into Amendment No. 2 to the Loan and Security Agreement (the “Second Amendment”) with GBC, which amended certain terms of the Loan and Security Agreement dated July 28, 2023, including but not limited to, (i) increasing the commitment amount from $15.0 million to $16.0 million, (ii) adding an additional non-refundable closing fee in the amount of $7,500 in cash for the increase in the commitment amount to $16 million, (iii) amending the definition of “Eligible Accounts;” and (iv) amending the EBITDA Minimum financial covenant of the Company. In consideration for the Second Amendment, the Company agreed to pay GBC a non-refundable amendment fee of $10,000 in cash, in addition to the $7,500 non-refundable closing fee paid.

The loans and other obligations of the Company under the GBC Credit Facility are secured by substantially all of the tangible and intangible assets of the Company (including, without limitation, intellectual property) pursuant to the terms of the Agreement and the Intellectual Property Security Agreement entered into by and among the Company and GBC on July 28, 2023. During the years ended June 30, 2025 and 2024, the Company had multiple drawdowns under the GBC Credit Facility totaling $64.5 million and $65.8 million, respectively, inclusive of the full repayment of the SVB Credit Facility, and made multiple repayments totaling $64.7 million and $52.0 million, respectively. As of June 30, 2025, the outstanding balance under the GBC Credit Facility was approximately $13.6 million, with up to $2.4 million available for future borrowings, subject to borrowing base limitations.

In April 2024, the Company notified GBC of a certain event of default with respect to the Company’s anticipated failure to maintain the EBITDA covenant for the trailing three (3) month period ended April 30, 2024 (the “Default”). On May 8, 2024, the Company received a Waiver, which waived the Default, subject to satisfaction of the following conditions: (i) receipt of a counterpart of the Waiver duly executed by the Company; (ii) receipt of the waiver fee of $20,000; (iii) receipt of the representations and warranties from the Company that after giving effect to the Waiver, the representations and warranties contained in the Agreement, the Waiver and the other Loan Documents shall be true and correct; and (iv) after giving effect to the Waiver, no additional event of default shall have occurred and be continuing on and as of the effective date of the Waiver.

On May 31, 2024, the Company entered into Amendment No. 3 to the Loan and Security Agreement (the “Third Amendment”) with GBC which amended certain terms of the Loan and Security Agreement dated July 28, 2023, including but not limited to amending the EBITDA Minimum financial covenant of the Company. In consideration for the Third Amendment, the Company agreed to pay GBC a non-refundable amendment fee of $50,000 in cash.

On August 30, 2024, GBC agreed to waive the Company’s non-compliance with, and the effects of its non-compliance under, various representations, financial covenants and non-financial covenants relating to our financial restatements (the “August Waiver”).

The filing of the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2024 with the SEC was due on September 30, 2024 but was not filed until January 29, 2025. The Company’s failure to file its Annual Report in a timely manner resulted in an event of default with respect to a covenant under the Loan and Security Agreement with GBC to timely deliver a copy of the Company’s annual audited financial statements. Additionally, the Company notified GBC that it appeared likely that as a result of the restatement it would fail to maintain the EBITDA covenant for the trailing three (3) month periods ended May 31, 2024 and July 31, 2024, or Default. On January 17, 2025, the Company received a Waiver (the “January Waiver”), which waived the Defaults, subject to satisfaction of the following conditions, which have been met: (i) receipt of a counterpart of the January Waiver duly executed by the Company; and (ii) receipt of a waiver fee of $25,000; and (iii) receipt of the representations and warranties from the Company that after giving effect to the Waiver, the representations and warranties contained in the Agreement, the Waiver and the other Loan Documents shall be true and correct; and (iv) after giving effect to the January Waiver, no additional event of default shall have occurred and be continuing on and as of the effective date of the January Waiver.

On January 22, 2025, the Company entered into Amendment No. 4 to the Loan and Security Agreement (the “Fourth Amendment”) with GBC which amended certain terms of the Loan and Security Agreement dated July 28, 2023, as amended, relating to the EBITDA Minimum financial covenant of the Company. In consideration for the Fourth Amendment, the Company agreed to pay GBC a non-refundable amendment fee of $50,000 in cash, as follows: (i) $25,000 paid on March 1, 2025, and (ii) $25,000 paid on April 1, 2025.

On July 16, 2025, the Company entered into Amendment No. 5 to the Loan and Security Agreement (the “Fifth Amendment”) with GBC which amended certain terms relating to the maturity date set forth under the Loan and Security Agreement dated July 28, 2023, as amended. Pursuant to the Fifth Amendment, GBC and the Company agreed to amend the definition of the maturity date to August 31, 2025, unless otherwise extended pursuant to the terms of the Loan Agreement, provided however, upon the occurrence of either (i) an extension of the due date of the Company’s Subordinated Unsecured Promissory Note, as amended, with Cleveland Capital, L.P. (“the Cleveland Note”) to a date no earlier than September 29, 2027, or (ii) the conversion of all of the outstanding obligations under the Cleveland Note into equity of the Registrant, the maturity date will automatically extend to July 31, 2027. See Note 8 – Related Party Debt Agreements for additional information pertaining to the Cleveland Note. In consideration for the Fifth Amendment, we agreed to pay GBC a non-refundable amendment fee of $112,500.

On September 4, 2025, we entered into Amendment No. 6 to Loan Agreement (the “Sixth Amendment”), with the effective date of August 31, 2025, which amended certain terms of the Loan Agreement, including (i) modifications to the EBITDA minimum financial covenant of the Company, and (ii) an extension of the maturity date from August 31, 2025 to September 15, 2025, subject to acceleration or further extension pursuant to the terms of the Loan Agreement.  Upon the closing of the Private Placement on September 15, 2025, all the outstanding obligations under the Cleveland Note were applied in full towards satisfaction of the subscription by Cleveland in the Private Placement. Upon the conversion of all of the outstanding obligations under the Cleveland Note into equity of the Company, the Maturity Date of the Revolving Note was automatically extended to July 31, 2027.

As a result of the aforementioned waivers and amendments, and extension of the Maturity Date to July 31, 2027, we expect that the revolving credit facility will remain available subject to meeting certain lending criteria under the Loan Agreement.

Silicon Valley Bank Credit Facility

On November 9, 2020, the Company entered into a Loan and Security Agreement (“Loan and Security Agreement”) with Silicon Valley Bank (“SVB”).

On October 29, 2021, the Company entered into a First Amendment to the Loan and Security Agreement (“First Amendment” and together with the Agreement, the “Loan Agreement”) with SVB which amended certain terms of the Agreement including, but not limited to, increasing the amount of the revolving line of credit from $4.0 million to $6.0 million, and extending the maturity date to November 7, 2022. The First Amendment provided the Company with a senior secured credit facility for up to $6.0 million available on a revolving basis (“Revolving LOC”). Outstanding principal under the Revolving LOC accrued interest at a floating rate per annum equal to the greater of (i) Prime Rate plus two and a half percent (2.50%), or (ii) five and three-quarters percent (5.75%). The Company paid a non-refundable commitment fee of $15,000 upon execution of the Agreement and an additional non-refundable commitment fee of $22,500 in connection with the First Amendment.

On June 23, 2022, the Company entered into a Second Amendment to the Loan and Security Agreement (“Second Amendment” and together with the Loan Agreement, the “Second Amended Loan Agreement”) with SVB, which amended certain terms of the Loan Agreement, including but not limited to, (i) increasing the amount of the revolving line of credit to $8.0 million, (ii) changing the financial covenants of the Company from one based on tangible net worth to another based on adjusted EBITDA (as defined in the Second Amendment) on a trailing six (6) month basis and liquidity ratio certified as of the end of each month pursuant to the calculations set forth therein, and (iii) allowing for the assignment and transfer by SVB of all of its obligations, rights and benefits under the Agreement and Loan Documents (as defined in the Agreement and except for the Warrants).

In addition, under the Second Amendment, the interest rate terms for the outstanding principal under the Revolving LOC were amended to accrue interest at a floating per annum rate equal to the greater of either (A) Prime Rate plus three and one-half of one percent (3.50%) or (B) seven and one-half of one percent (7.50%). Interest payments are due monthly on the last day of the month. In addition, the Company is required to pay a quarterly unused facility fee equal to one-quarter of one percent (0.25%) per annum of the average daily unused portion of the $8.0 million commitment under the SVB Credit Facility, depending upon availability of borrowings under the Revolving LOC. Pursuant to the Second Amendment, the Company paid SVB a non-refundable amendment fee of $5,000 and SVB’s legal fees and expenses incurred in connection with the Second Amendment.

In connection with the Second Amendment, the Company issued a twelve-year warrant to SVB and its designee, SVB Financial Group, to purchase up to 40,806 shares of common stock of the Company at an exercise price of $2.23 per share pursuant to the terms set forth therein.

On November 7, 2022, the Company entered into a Third Amendment to the Loan and Security Agreement (“Third Amendment”) with SVB, which amended certain terms of the Second Amended Loan Agreement (together with the Third Amendment, the “Third Amended Loan Agreement”), including but not limited to, (i) extending the maturity date from November 7, 2022 to May 7, 2023 (the “Extension Period”), (ii) amending the financial covenants of the Company to cover the Extension Period and to include a liquidity ratio financial covenant, and (iii) amending the definition of Permitted Liens (as defined in the Third Amendment). Pursuant to the Third Amendment, the Company paid SVB a non-refundable amendment fee of $12,500 and SVB’s legal fees and expenses incurred in connection with the Third Amendment.

On January 10, 2023, the Company entered into a Fourth Amendment to the Loan and Security Agreement (the “Fourth Amendment”) with SVB, which amended certain terms of the Third Amended Loan Agreement including but not limited to, (i) increasing the amount of the SVB Credit Facility from $8.0 million to $14.0 million, (ii) removing the liquidity ratio financial covenant of the Company under Section 6.9 of the Third Amended Loan Agreement, (iii) amending the definition of Borrowing Base (as defined in the Fourth Amendment), which includes a new defined term for Net Orderly Liquidation Value (as defined in the Fourth Amendment), and (iv) removing certain defined liquidity terms under Section 13.1 of the Third Amended Loan Agreement. Pursuant to the Fourth Amendment, the Company paid SVB a non-refundable amendment fee of $10,000 and SVB’s legal fees and expenses incurred in connection with the Fourth Amendment.

On April 27, 2023, the Company entered into a Fifth Amendment to the Loan and Security Agreement (the “Fifth Amendment”) with SVB which further amended certain terms of the credit facility (together with the Fifth Amendment, the “Agreement”), including but not limited to, (i) extending the maturity date from May 7, 2023 to December 31, 2023 (the “2023 Extension Period”), (ii) amending the EBITDA financial covenant of the Company to cover the 2023 Extension Period, and (iii) amending the definition of EBITDA (as defined in the Fifth Amendment). Pursuant to the Fifth Amendment, the Company agreed to pay SVB a non-refundable amendment fee of Thirty Thousand Dollars ($30,000) and SVB’s legal fees and expenses incurred in connection with the Fifth Amendment. In addition, SVB also agreed to waive compliance by the Company of the former EBITDA financial covenant as of the month ended March 31, 2023.

On July 28, 2023, the Company repaid in full all principal outstanding under the SVB Credit Facility, together with all accrued and unpaid interest and related fees, with a portion of the funds from the GBC Credit Facility and terminated the Loan and Security Agreement with SVB, as amended. During the three months ended September 30, 2023, the Company had multiple Revolving LOC drawdowns totaling $1.4 million and multiple Revolving LOC payments totaling $11.3 million inclusive of the final repayment of the LOC in full.